EMPLOYEE BENEFIT PLANS (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Real Estate/Other | Significant unobservable inputs (Level 3)
Fair Value Measurements of Plan Assets
Balance at beginning of period	$ 96	$ 76
Return on pension plan assets	4	5
Purchases, sales and settlements	12	6
Acquisition date fair value of pension plan assets acquired		9
Balance at end of period	112	96	$ 76
Defined Benefit Plans
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 3,200	3,300
Defined Benefit Plans | Minimum
Fair Value Measurements of Plan Assets
Expected long term rate of return on the pension assets (as a percent)	5.75%
Defined Benefit Plans | Maximum
Fair Value Measurements of Plan Assets
Expected long term rate of return on the pension assets (as a percent)	7.75%
U.S. Defined Benefit Plans
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 722	$ 761	$ 755
Fair Value Measurements of Plan Assets
Expected long term rate of return on the pension assets (as a percent)	7.74%	7.75%	7.75%
Target allocation (as a percent)	100.00%
Actual allocation (as a percent)	100.00%	100.00%
U.S. Defined Benefit Plans | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 722	$ 761
U.S. Defined Benefit Plans | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	490	391
U.S. Defined Benefit Plans | Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	174	319
U.S. Defined Benefit Plans | Recurring basis | Significant unobservable inputs (Level 3)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 58	$ 51
U.S. Defined Benefit Plans | Equity securities
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	53.00%
Actual allocation (as a percent)	54.00%	60.00%
U.S. Defined Benefit Plans | Equity securities | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 387	$ 454
U.S. Defined Benefit Plans | Equity securities | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	279	268
U.S. Defined Benefit Plans | Equity securities | Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 108	$ 186
U.S. Defined Benefit Plans | Fixed income
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	40.00%
Actual allocation (as a percent)	38.00%	28.00%
U.S. Defined Benefit Plans | Fixed income | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 277	$ 216
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	211	83
U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 66	$ 133
U.S. Defined Benefit Plans | Real Estate/Other
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	7.00%
Actual allocation (as a percent)	8.00%	11.00%
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 58	$ 85
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets		34
U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	58	$ 51
U.S. Defined Benefit Plans | Cash
Fair Value Measurements of Plan Assets
Actual allocation (as a percent)		1.00%
U.S. Defined Benefit Plans | Cash | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets		$ 6
U.S. Defined Benefit Plans | Cash | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets		6
Non-U.S. Defined Benefit Plans
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 2,431	$ 2,587	$ 2,443
Fair Value Measurements of Plan Assets
Expected long term rate of return on the pension assets (as a percent)	5.79%	5.82%	5.75%
Target allocation (as a percent)	100.00%
Actual allocation (as a percent)	100.00%	100.00%
Non-U.S. Defined Benefit Plans | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 2,431	$ 2,587
Non-U.S. Defined Benefit Plans | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	1,054	1,395
Non-U.S. Defined Benefit Plans | Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	1,323	1,147
Non-U.S. Defined Benefit Plans | Recurring basis | Significant unobservable inputs (Level 3)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 54	$ 45
Non-U.S. Defined Benefit Plans | Equity securities
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	36.00%
Actual allocation (as a percent)	34.00%	36.00%
Non-U.S. Defined Benefit Plans | Equity securities | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 830	$ 933
Non-U.S. Defined Benefit Plans | Equity securities | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	446	487
Non-U.S. Defined Benefit Plans | Equity securities | Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 384	$ 446
Non-U.S. Defined Benefit Plans | Fixed income
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	44.00%
Actual allocation (as a percent)	46.00%	47.00%
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 1,113	$ 1,207
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	514	821
Non-U.S. Defined Benefit Plans | Fixed income | Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 599	$ 386
Non-U.S. Defined Benefit Plans | Real Estate/Other
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	11.00%
Actual allocation (as a percent)	20.00%	15.00%
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 477	$ 383
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	84	28
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	339	310
Non-U.S. Defined Benefit Plans | Real Estate/Other | Recurring basis | Significant unobservable inputs (Level 3)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 54	$ 45
Non-U.S. Defined Benefit Plans | Cash
Fair Value Measurements of Plan Assets
Target allocation (as a percent)	9.00%
Actual allocation (as a percent)		2.00%
Non-U.S. Defined Benefit Plans | Cash | Recurring basis
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 11	$ 64
Non-U.S. Defined Benefit Plans | Cash | Recurring basis | Quoted prices in active markets for identical assets (Level 1)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	10	59
Non-U.S. Defined Benefit Plans | Cash | Recurring basis | Significant other observable inputs (Level 2)
EMPLOYEE BENEFIT PLANS
Fair value of plan assets	$ 1	$ 5